Business Segment and Geographic Information	12 Months Ended
Mar. 31, 2013
Business Segment and Geographic Information

22. Business Segment and Geographic Information

Komatsu has two operating segments: 1) Construction, Mining and Utility Equipment, and 2) Industrial Machinery and Others.

The accounting policies used by the segments are the same as those used in the preparation of the consolidated financial statements.

Segment profit is determined by subtracting the cost of sales and selling, general and administrative expenses from net sales attributed to the operating segment. Segment profit excludes certain general corporate administration and finance expenses, such as costs of executive management, corporate development, corporate finance, human resources, internal audit, investor relations, legal and public relations. Segment profit also excludes certain charges which may otherwise relate to operating segments, including impairments of long lived assets and goodwill.

The following tables present financial information regarding Komatsu’s operating segments and geographic information at March 31, 2013, 2012 and 2011, and for the years then ended:

Operating segments:

	Millions of yen
	2013	2012	2011
Net sales:
Construction, Mining and Utility Equipment –
External customers	¥1,677,049	¥1,739,348	¥1,615,689
Intersegment	2,530	4,925	2,392

Total	1,679,579	1,744,273	1,618,081
Industrial Machinery and Others –
External customers	207,942	242,415	227,438
Intersegment	8,349	8,724	10,916

Total	216,291	251,139	238,354
Elimination	(10,879)	(13,649)	(13,308)

Consolidated	¥1,884,991	¥1,981,763	¥1,843,127

Segment profit:
Construction, Mining and Utility Equipment	¥208,951	¥246,291	¥220,830
Industrial Machinery and Others	6,222	16,779	20,965

Total segment profit	215,173	263,070	241,795
Corporate expenses and elimination	(1,161)	(4,407)	(6,823)

Total	214,012	258,663	234,972
Impairment loss on long-lived assets	1,907	3,106	5,142
Other operating income (expenses), net	(503)	786	(6,901)
Operating income	211,602	256,343	222,929
Interest and dividend income	4,277	3,776	4,493
Interest expense	(8,236)	(7,784)	(6,475)
Other, net	(3,040)	(2,726)	(1,138)

Consolidated income before income taxes and equity in earnings of affiliated companies	¥204,603	¥249,609	¥219,809

Segment assets:
Construction, Mining and Utility Equipment	¥2,195,232	¥1,965,406	¥1,859,004
Industrial Machinery and Others	282,342	278,232	270,736
Corporate assets and elimination	40,283	76,891	19,397

Consolidated	¥2,517,857	¥2,320,529	¥2,149,137

Depreciation and amortization:
Construction, Mining and Utility Equipment	¥78,589	¥80,521	¥80,780
Industrial Machinery and Others	9,416	8,494	7,662

Consolidated	¥88,005	¥89,015	¥88,442

Capital investment:
Construction, Mining and Utility Equipment	¥127,706	¥115,518	¥92,049
Industrial Machinery and Others	9,256	6,520	5,689

Consolidated	¥136,962	¥122,038	¥97,738

Business categories and principal products and services included in each operating segment are as follows:

a) Construction, Mining and Utility Equipment:

Excavating equipment, loading equipment, grading and roadbed preparation equipment, hauling equipment, forestry equipment, tunneling machines, recycling equipment, industrial vehicles, other equipment, engines and components, casting products and logistics

b) Industrial Machinery and Others:

Metal forging and stamping presses, sheet-metal machines, machine tools, defense systems, temperature-control equipment and others

Transfers between segments are made at estimated arm’s length prices.

Segment assets are those assets used in the operations of each segment. Unallocated corporate assets consist primarily of cash and cash equivalents and marketable investment securities maintained for general corporate purposes.

Amortization for the years ended March 31, 2013, 2012 and 2011, does not include amortization of long-term prepaid expenses of ¥1,317 million, ¥1,091 million and ¥1,025 million. The term “Capital investment” should be distinguished from the term “Capital expenditures” as used in the consolidated statements of cash flows. The term “Capital investment” is defined to refer to the acquisition of property, plant and equipment including properties under capital leases on an accrual basis which reflects the effects of timing differences between acquisition dates and payment dates.

Impairment loss on long-lived assets and goodwill recorded in each segment asset for the years ended March 31, 2013, 2012 and 2011, are as follows:

	Millions of yen
	2013	2012	2011
Construction, Mining and Utility Equipment	¥1,153	¥2,330	¥4,969
Industrial Machinery and Others	754	776	173

Total	¥1,907	¥3,106	¥5,142

Geographic information:

Net sales determined by customer location for the years ended March 31, 2013, 2012 and 2011, are as follows:

	Millions of yen
	2013	2012	2011
Japan	¥380,024	¥402,505	¥349,184
The Americas	561,962	460,814	397,427
Europe and CIS	203,878	207,848	165,418
China	156,030	270,017	428,208
Asia (excluding Japan and China) and Oceania	454,394	513,575	398,366
Middle East and Africa	128,703	127,004	104,524

Consolidated net sales	¥1,884,991	¥1,981,763	¥1,843,127

Net sales determined by geographic origin for the years ended March 31, 2013, 2012 and 2011, and property, plant and equipment determined based on physical location at March 31, 2013, 2012 and 2011, are as follows:

	Millions of yen
	2013	2012	2011
Net sales:
Japan	¥622,121	¥723,568	¥641,502
U.S.A.	534,781	436,300	391,380
Europe and CIS	203,668	217,085	175,217
China	122,373	196,537	332,581
Others	402,048	408,273	302,447

Total	¥1,884,991	¥1,981,763	¥1,843,127

Property, plant and equipment:
Japan	¥367,610	¥356,424	¥354,797
U.S.A.	85,499	67,350	63,972
Europe and CIS	32,015	29,483	29,868
Others	100,096	76,399	59,750

Total	¥585,220	¥529,656	¥508,387

No individual country within Europe and CIS or Others had a material impact on net sales.

There were no sales to a single major external customer for the years ended March 31, 2013, 2012 and 2011.